Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

11. Property, Plant and Equipment

Property, plant and equipment as of March 31, 2012 and December 31, 2011 are summarized in the table below:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Land	$6.7	$6.6
Buildings	35.1	34.7
Machinery and equipment	599.3	593.5

	641.1	634.8
Less accumulated depreciation	487.4	479.2

Net	$153.7	$155.6

11. Property, Plant and Equipment

Property, plant and equipment as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
(Dollars in millions)
Land	$6.6	$7.6
Buildings	34.7	36.5
Machinery and equipment	593.5	605.5

	634.8	649.6
Less accumulated depreciation	479.2	481.4

Net	$155.6	$168.2

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $46.0 million, $25.6 million and $22.8 million, respectively. Included in depreciation expense for 2011 and 2010 were impairment charges totaling $20.2 million and $1.8 million, respectively. The charge in 2011 related to the Carbon Material & Chemicals segment’s carbon black facility in Australia and the charge in 2010 related to a Railroad and Utility Products segment’s wood treating plant in the United States.